RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details)	May 26, 2020 USD ($)
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Increase warrant liabilities	$ 6,709,333
Increase to accumulated deficit	$ 248,500